HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Schedule of Net Loss from Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)			$ (2,429)
Bental Industries Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			9,589
Loss before taxes on income (tax benefit)			(148)
Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)			(3,471)
Loss from discontinued operations attributable to non-controlling interest			1,042
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders			(2,429)
Discontinued operations, tax			$ 5	$ 3